COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)								1 Months Ended		3 Months Ended			5 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended		17 Months Ended	26 Months Ended	29 Months Ended
	Dec. 31, 2023	Jun. 26, 2023	Mar. 20, 2023	Aug. 08, 2022	Dec. 03, 2020	Apr. 15, 2016	Mar. 22, 2016	Jul. 31, 2023	Jan. 31, 2023	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2022	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Sep. 30, 2024	Dec. 31, 2024
Product Liability Contingency [Line Items]
Maturity date							Jan. 01, 2032
Forgiveness of DECD loan																$ 1,000,000
Forgiveness of DECD loan																1,000,000	$ 1,000,000
Short term lease expenses																	58,000	114,000
Variable lease, cost																	32,000	54,000
Royalty expense											71,000	75,000			222,000	253,000	324,000	318,000
Severance costs																	1,284,000
Insurance reimbursement																	523,000
Research and development expense											908,000	998,000			$ 2,766,000	2,958,000	$ 4,035,000	5,917,000
Research Collaboration Agreement With Johns Hopkins University School Of Medicine [Member]
Product Liability Contingency [Line Items]
Percentage of royalty paid															4.00%		4.00%
Annual minimum royalties															$ 57,500		$ 57,500
Sponsored Research Agreement [Member]
Product Liability Contingency [Line Items]
Sponsored research agreement, amount				$ 1,252,000
Sponsored research agreement, paid percentage													68.00%				15.00%		15.00%
Research and development expense											67,000	17,000			118,000	64,000	$ 215,000	$ 868,000
Cumulative amount of research and development expense																			$ 1,083,000	$ 1,202,000
Payments of research agreements																			1,040,000
License Agreement With Multiple Entities [Member]
Product Liability Contingency [Line Items]
Initial license fee			$ 75,000
Annual license fee			50,000												38,000
License Agreement With Multiple Entities [Member] | Maximum [Member]
Product Liability Contingency [Line Items]
Royalty expense			$ 1,350,000												1,350,000
Austin, Texas Facility [Member]
Product Liability Contingency [Line Items]
Lease renewal term								37 months
Lease expiration date								Feb. 28, 2027
Lessee, operating lease, option to extend								option to extend the lease for an additional three years
Operating lease term								12 months
Palo Alto California [Member]
Product Liability Contingency [Line Items]
Lease expiration date									May 31, 2024
Lessee, operating lease, option to extend									no option for renewal with the sublessor
Amended Loan Agreement [Member]
Product Liability Contingency [Line Items]
Unamortized debt issuance costs	$ 8,000										6,000				6,000		8,000		8,000	6,000
Long-term debt, gross	670,000																$ 670,000		$ 670,000
Forecast [Member] | Research and Development Arrangement [Member]
Product Liability Contingency [Line Items]
Additional payments																					$ 212,000
Forecast [Member] | Sponsored Research Agreement [Member]
Product Liability Contingency [Line Items]
Sponsored research agreement, paid percentage										17.00%				17.00%
DECD Loan [Member]
Product Liability Contingency [Line Items]
Line of credit, maximum borrowing capacity							$ 4,000,000
Debt instrument fixed interest rate							2.00%
Maturity date							Apr. 15, 2026
Proceeds from loan					$ 2,000,000	$ 2,000,000
Maximum loan forgiveness amount under loan agreement							$ 1,500,000
Forgiveness of DECD loan		$ 1,000,000
Forgiveness of DECD loan	$ 1,000,000
Percentage of penalty included in loan agreement							5.00%
DECD Loan [Member] | Loan Agreement Target Employment Milestone [Member]
Product Liability Contingency [Line Items]
Proceeds from loan					$ 1,000,000
Insurance Notes [Member]
Product Liability Contingency [Line Items]
Debt instrument fixed interest rate	7.79%												5.48%				7.79%	5.48%	7.79%
Aggregate principal outstanding amount	$ 670,000										0		$ 764,000		0		$ 670,000	$ 764,000	$ 670,000	$ 0
Interest paid for the promissory note											$ 6,000	$ 5,000			$ 18,000	$ 17,000